Expense Example - FidelityStrategicRealReturnFund-AMCIZPRO - FidelityStrategicRealReturnFund-AMCIZPRO - Fidelity Strategic Real Return Fund	Nov. 29, 2023 USD ($)
Fidelity Advisor Strategic Real Return Fund - Class A
Expense Example:
1 year	$ 493
3 years	708
5 years	944
10 years	1,620
Fidelity Advisor Strategic Real Return Fund - Class C
Expense Example:
1 year	273
3 years	552
5 years	958
10 years	1,900
Fidelity Advisor Strategic Real Return Fund - Class M
Expense Example:
1 year	493
3 years	710
5 years	948
10 years	1,629
Fidelity Advisor Strategic Real Return Fund - Class I
Expense Example:
1 year	72
3 years	240
5 years	427
10 years	967
Fidelity Advisor Strategic Real Return Fund - Class Z
Expense Example:
1 year	62
3 years	210
5 years	373
10 years	$ 848